Pension and other schemes	12 Months Ended
Dec. 31, 2023
Pension and other schemes
Pension and other schemes

22Pension and other schemes

Defined contribution pension scheme

The Group operates a defined contribution pension scheme. The pension cost charge for the year represents contributions payable by the Group to the scheme and amounted to £2,231 thousand (2022: £1,070 thousand). Contributions totaling £15 thousand (2022: £220 thousand) were payable to the scheme at the end of the year and are included in trade and other payables.